Loss Per Share - Computation of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Net loss	$ (4,942)	$ (729)	$ (16,969)	$ (20,174)	$ (3,948)
Net income attributable to redeemable noncontrolling interest	(397)		(27)
Net loss attributable to AvePoint, Inc.	(5,339)	(729)	(16,996)	(20,174)	(3,948)
Deemed dividends on preferred stock	(8,794)	(7,735)	(34,446)	(107,469)
Net loss available to common shareholders	$ (14,133)	$ (8,464)	$ (51,442)	$ (127,643)	$ (3,948)
Weighted average common shares outstanding	11,594,532	9,705,383	10,313,350	8,514,858	8,449,924
Basic loss per share available to common shareholders	$ (1.22)	$ (0.87)	$ (4.99)	$ (14.99)	$ (0.47)